Principal Accounting Policies (Foreign Currency Translation and Other Comprehensive Income (Loss), Convenience Translation) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
USD [Member]
Exchange rate, from functional currency to RMB	6.2046
Assets and liabilities [Member] | Parent company and USD-fuctional subsidiaries [Member] | USD [Member]
Exchange rate, from functional currency to RMB	6.1190	6.0969
Assets and liabilities [Member] | Actoz and Eyedentity [Member] | KRW [Member]
Exchange rate, from functional currency to RMB	0.0057	0.0057
Revenues, expenses, gains and losses [Member] | Parent company and USD-fuctional subsidiaries [Member] | USD [Member]
Exchange rate, average for the reporting period	6.1428	6.1950	6.3116
Revenues, expenses, gains and losses [Member] | Actoz and Eyedentity [Member] | KRW [Member]
Exchange rate, average for the reporting period	0.0059	0.0056	0.0056